Transactions with Related Parties and Joint Operators - Summary of Sale Purchase of Goods Services (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	S/ 27,338	S/ 36,658
Accounts payable to related parties	43,818	38,916
Long-term accounts receivable from related parties	620,071	574,723
Long-term accounts payable to related parties	36,297	22,583
Gasoducto Sur Peruano S.A. [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	620,071	572,624
Peru Piping Spools S.A.C [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,960	2,632
Accounts payable to related parties	2,677
Ferrovias S.A.
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	11,139	12,183
Long-term accounts payable to related parties	12,862
Ferrovias Participaciones S.A.
Disclosure of transactions between related parties [line items]
Long-term accounts payable to related parties	23,435	22,583
Consorcio Rio Urubamba [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	9,357	9,042
Consorcio Peruano de Conservacion [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	3,156	3,592
Consorcio Italo Peruano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,520	1,011
Accounts payable to related parties	217	363
Consorcio Constructor Chavimochic [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		0
Accounts payable to related parties	6,208	5,953
Consorcio GyM Conciviles [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,341	1,257
Accounts payable to related parties	1,472	1,958
Consorcio La Gloria [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	69	1,750
Accounts payable to related parties	113	1,017
Consorcio Ermitano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	890	831
Accounts payable to related parties	474	440
Terminales del Peru [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	501	1,176
Accounts payable to related parties	161
Consorcio TNT Vial y Vives - DSD Chile LTDA [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	1,015	1,088
Consorcio Rio Mantaro [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	7,655	5,869
Consorcio Vial Quinua [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,051	2,048
Consorcio Huacho Pativilca [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	4	1,419
Accounts payable to related parties	85	5,895
Consorcio CDEM [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,111	638
Consorcio GyM-Stracon [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		2,230
Accounts payable to related parties	644
Consorcio GyM-OSSA [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		7,202
Consorcio Chicama Ascope [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,922	2,471
Joint operations [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	25,378	34,026
Accounts payable to related parties	30,002	26,733
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,960	2,632
Accounts payable to related parties	13,816	12,183
Consorcio Inti Punku [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	0
Accounts payable to related parties	6,556
Consorcio Manperan [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,057
Accounts payable to related parties	656
Consorcio Norte Pachacutec [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,077
Accounts payable to related parties	1,192
Other minors [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,373	1,407
Accounts payable to related parties	S/ 1,503	2,102
Long-term accounts receivable from related parties		S/ 2,099